PROVISIONS AND CONTINGENT LIABILITIES	3 Months Ended
Mar. 31, 2022
PROVISIONS AND CONTINGENT LIABILITIES
PROVISIONS AND CONTINGENT LIABILITIES

NOTE 26 – PROVISIONS AND CONTINGENT LIABILITIES

The Company is party to several ongoing lawsuits, mainly in the labor and civil spheres, which are at various stages in the legal process.

26.1 – Provisions

The Company recorded sufficient provisions, in the following amounts, to cover losses considered probable and for which a reliable estimate can be made:

	3/31/2022	12/31/2021
Current
Civil	2,220,386	2,262,622
Labor	5,592	5,027
	2,225,978	2,267,649
Non-current
Civil	28,109,050	27,747,381
Labor	2,267,615	2,233,654
Tributaries	588,730	569,640
Environmental	40,668	36,743
Regulatory	605,068	554,804
	31,611,131	31,142,222

Total	33,837,109	33,409,871

These provisions, in the three-month period ended March 31, 2022, changed in the following respect:

Balance as of December 31, 2021	33,409,871
Establishment of provisions	1,130,311
Reversal of provisions	(502,701)
Monetary corrections	421,383
Judicial deposits	197,494
Payments	(819,249)
Balance as of March 31, 2022	33,837,109

The change in the constitution of the Company’s provisions is due to revised estimates resulting from the evolution of decisions in the execution and settlement phases of the lawsuits, which mostly relate to civil cases concerning the compulsory loans.

As of March 31, 2022, the total amount provisioned for lawsuits concerning the compulsory loans was R$ 25,637,048.

The expected outcome of the legal proceedings to which the Company and its subsidiaries are parties has not materially changed from the outcome described in Note 34 to the financial statements as of December 31, 2021.

26.2 – Contingent Liabilities

Additionally, Eletrobras is a party to lawsuits which may result in the following possible amounts:

	3/31/2022	12/31/2021
Civil	38,222,670	44,358,547
Labor	3,388,474	3,473,210
Tax	8,886,621	8,755,786
Environmental	800,151	787,918
Regulatory	1,417,734	1,367,227
	52,715,650	58,742,688

The reduction in civil lawsuits was substantially due to a lawsuit related to the compulsory loans in the approximate amount of R$ 4,460,000, for which the risk classification was changed to remote, due to a procedural decision unfavourable to the plaintiff.